INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Components of loss before income taxes

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Mainland China	(270,748,715)	(202,919,043)	(34,306,330)
Non-Mainland China	(11,280,151)	(13,888,146)	(28,062,849)
Total	(282,028,866)	(216,807,189)	(62,369,179)

Schedule of income tax expense (benefit)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current
Mainland China	759,425	(464,340)	52,582
Non-Mainland China	—	144,468	1,170,249
Total Current income tax expense (benefit)	759,425	(319,872)	1,222,831
Deferred
Mainland China	(10,952,309)	(23,286,678)	(22,952,588)
Non-Mainland China	—	—	(1,253,834)
Total Deferred income tax benefit	(10,952,309)	(23,286,678)	(24,206,422)

Total	(10,192,884)	(23,606,550)	(22,983,591)

Schedule of reconciliation of statutory income tax rate and effective income tax rate

	For the Year Ended
	December 31,
	2023	2024
	RMB	RMB
Expected taxation at PRC statutory tax rate	(71,077,803)	(54,201,797)
Tax effect of tax‑exempt entities and differing tax rates in different jurisdictions	2,820,038	105,035
Research and development expenses bonus deduction	(30,807,283)	(25,718,922)
Non-deductible share-based compensation expenses	11,742,974	5,850,869
Other non-deductible expenses	2,491,593	888,261
Preferential tax rate difference	7,301,540	15,880,110
Others	229,108	1,116,269
Change in valuation allowance	67,106,949	32,473,625

Actual income tax benefit	(10,192,884)	(23,606,550)
Effect of preferential tax rates on basic net loss per ordinary share	(0.05)	(0.10)
Effect of preferential tax rates on diluted net loss per ordinary share	(0.05)	(0.10)

	For the Year Ended
	December 31,
	2025
	Amount	Percent
Expected taxation at PRC statutory tax rate	(15,592,295)	25.0%
Nontaxable or nondeductible items
Share-based compensation expenses	6,691,566	(10.7)%
Other non-deductible expenses	4,745,881	(7.6)%
Other Adjustments
Tax incentives relating to R&D expenditures	(28,027,491)	44.9%
Preferential tax rate difference	(338,266)	0.5%
Other	2,026,356	(3.2)%
Change in valuation allowance	6,688,725	(10.7)%
Foreign tax effects	821,933	(1.3)%
Actual income tax benefit	(22,983,591)	36.9%
Effect of preferential tax rates on basic net loss per ordinary share	0.00
Effect of preferential tax rates on diluted net loss per ordinary share	0.00

Schedule of deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	115,610,787	130,002,615
Accrued warranty	4,394,077	5,801,139
Advertising expense	2,113,991	2,113,991
Deferred revenue	10,709,100	16,727,916
Allowance for doubtful accounts	43,361,947	40,986,292
Lease Liabilities	226,552	1,502,360
Write-downs of inventories	6,426,901	19,587,760
Less: Valuation allowance	(140,255,931)	(146,944,656)

Total deferred income tax assets, net	42,587,424	69,777,417

Deferred income tax liabilities
Operating lease right-of-use assets	226,551	1,502,360
Property, plant and equipment	13,878,083	12,875,517

Total deferred income tax liabilities	14,104,634	14,377,877

Net deferred income tax assets	31,752,254	57,457,432
Net deferred income tax liabilities	3,269,464	2,057,892

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	40,764,285	107,782,306	140,255,931
Additions	68,593,841	32,473,625	31,752,295
Reduction	(1,575,820)	—	(25,063,570)

Balance at the end of the year	107,782,306	140,255,931	146,944,656